DLA Piper US LLP 203 North LaSalle Street, Suite 1900 Chicago, Illinois 60601-1263 www.dlapiper.com

June 21, 2007	Client-Matter: 360858-1
VIA EDGAR
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE
Washington, D.C. 20549

Re:	Kreido Biofuels, Inc. Registration Statement on Form SB-2 File No. 333-140718
Ladies and Gentlemen:
On behalf of our client, Kreido Biofuels, Inc. (the “Issuer”), we have caused to be filed with you electronically under EDGAR, Amendment No. 3 to the Issuer’s Registration Statement on Form SB-2 (the “Amendment”).
The Amendment reflects revisions made to the Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on June 12, 2007 in response to the comments of the staff of the Commission (the “Staff”) contained in the letter addressed to Joel A. Balbien dated June 14, 2007 (the “Comment Letter”), as well as certain other revisions.
Each of the numbered paragraphs below is a response to the corresponding numbered paragraph in the Comment Letter. All capitalized terms used herein and not defined have the meanings ascribed to them in the Amendment.
Pro Forma Financial Statements, pages 30-32 and F-21-F-23
1. Per the discussion with Ms. Tricia Armelin of the Staff and the Comment Letter, the Issuer has deleted the pro forma balances as of December 31, 2006 on pages 30 to 32 and F-21 to F-23.
Changes in and Disagreements with Accountants, page 71
2. The Issuer received an Exhibit 16 letter from DeJoya Griffith & Co., the former auditors, on June 13, 2007 and filed a Current Report on Form 8-K/A amending its original Form 8-K filed on January 16, 2007 to include as Exhibit 16 the letter received from DeJoya Griffith & Co.

June 21, 2007
Page Two

Registration Rights, page 74
3. The requested changes have been made on page 68 of the prospectus.
4. The requested changes have been made on pages F-17, F-20 and F-29 of the prospectus.
Statements of Stockholders’ Equity, page F-4
5. The Statements of Stockholders’ Equity have been included on page F-[4] of the prospectus.
Note 10. Stockholders’ Equity (Capital Deficit), page F-14
6. The Issuer read the SEC Division of Corporation Finance Guidance regarding redeemable preferred stock. The Issuer also revisited the subject preferred stock designations. The Issuer believes that it has a reasonable basis to claim that the redeemable preferred stock is permanent equity because the permanency was ultimately resolved when the preferred stockholders converted their preferred stock in January 2007. However, the Issuer does not have time to argue this issue any further because of the liquidated damages consequences of a delay in the effective date of the registration statement. The Issuer will restate all of its financial statements in the Amendment and the Issuer’s Form 10-KSB for calendar year ended December 31, 2006 and Form 10-QSB for March 2007. The Issuer will provide SEC staff an advance copy of how the Issuer will address disclosure controls and procedures and internal control over financial reporting before it files the restated 10-KSB and 10-QSB.
     Please see the changes made on pages F-14 and F-29 of the prospectus. The Issuer discussed all of the above issues with SEC staff.
Note 7. Stock-Based Compensation, page F-32
7. The requested changes have been made on page F-28 of the prospectus.
***
The Issuer has, simultaneously with the filing of the Amendment, sent courtesy copies of the Amendment to Pamela A. Long, Matt Franker, Anne McConnell and Tricia Armelin, together with copies of the Amendment marked to show changes from the Issuer’s filing on May 4, 2007.

June 21, 2007
Page Three

Accompanying this letter is the Issuer’s request for acceleration of the effectiveness of the Registration Statement on Form SB-2 at 10:00 a.m. Washington, D.C. time on 9 A.M., June 25, 2007 or as soon thereafter as possible.
If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (312) 368-4014 or Armen Martin at (310) 595-3144.
Very truly yours,

DLA Piper US LLP

John H. Heuberger
cc:    Joel A. Balbien